CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (270,448)	$ (350,625)	$ (258,633)
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Interest rate swaps, net of tax of $1,557, $0 and $0	4,837	(978)	(6,422)
Defined benefit pension plans, net of tax (benefit) provision of $0, $(65) and $683	(555)	(659)	(1,041)
Foreign currency translation adjustment	(169,909)	498,898	(2,774)
Total other comprehensive income (loss), net of tax	(165,627)	497,261	(10,237)
Comprehensive loss	$ (436,075)	$ 146,636	$ (268,870)